Harbor Capital Appreciation Fund Investment Strategy - Harbor Capital Appreciation Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadvisor considers to have above average prospects for growth. The Subadvisor uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management. In selecting stocks for the Fund’s portfolio, the Subadvisor looks for companies that it believes have the following financial characteristics: ■Superior absolute and relative earnings growth ■Superior sales growth, improving sales momentum and high levels of unit growth ■High or improving profitability ■Strong balance sheets In addition, the Subadvisor looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadvisor, are attractively valued relative to their growth prospects. The Subadvisor focuses on stocks of companies that it believes have distinct attributes such as: ■Strong market position with a defensible franchise ■Unique marketing competence ■Strong research and development leading to superior new product flow ■Capable and disciplined management The Subadvisor prefers companies that are in the early stages of demonstrating the above financial characteristics and other attributes. The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadvisor expects to maintain or achieve above average earnings growth. The Subadvisor integrates research regarding environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities into its investment process, and engages with certain companies on these topics when deemed material. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. Such ESG factors may not be determinative in deciding whether to include or exclude any particular investment in the portfolio and are not the sole considerations when making investment decisions and may be given more or less weight than other inputs in the investment selection process in a given investment decision. Sector allocations are the outcome of the Subadvisor’s bottom-up investment process and may, from time to time, result in more substantial investments in particular sectors. As of December 31, 2025, the Fund has a substantial investment in the information technology sector. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.